091-18080 T.W.

[redacted]

12080140

For Internal Use Only
Sec File No. 9-

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
DEC 13 2012
DIVISION OF TRADING & MARKETS

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

# FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   **The NASDAQ Stock Market LLC (traded pursuant to unlisted trading privileges)**
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   **Open End Management Investment Company**
3. Class of New Derivative Securities Product:
   **Exchange Traded Fund**
4. Name of Underlying Instrument:
   **ISE Diamond/Gemstone Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   **Broad-based**
6. Ticker Symbol(s) of New Derivative Securities Product:
   **GEMS**
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   **Listed on: Australian Stock Exchange (ASX), Hong Kong, London Stock Exchange, NASDAQ Stock Market LLC, NYSE, Singapore Stock Exchange, Tokyo Stock Exchange, Toronto**
8. Position Limits of New Derivative Securities Product (if applicable):
   **Regular way trades settle on T + 3 (cash settled)**
9. Position Limits of New Derivative Securities Product (if applicable):
   **N/A**

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Gary N. Sundick**

Title:
**Vice President, Listing Qualifications**

Telephone Number:
**1-301-978-5214**

Manual Signature of Official Responsible for Form:
Gary Sundick

Date: **December 06, 2012**

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | DEC 13 2012 |

SEC 2449 (6-01)